Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lease, Cost [Table Text Block]	Lease costs
end of	2020	2019
Lease costs (CHF million)
Operating lease costs	369	388
Variable lease costs	50	40
Sublease income	(71)	(78)
Net lease costs	348	350

Lease, Other information pertaining to leases [Table Text Block]
Other information
end of	2020	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(403)	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	32	102
Changes to right-of-use assets due to lease modifications for operating leases	32	221
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2020	2019
Operating leases
Remaining lease term (years)	11.9	12.2
Discount rate (%)	2.6	2.8

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities relating to operating lease arrangements
end of	2020	2019
Maturity (CHF million)
Due within 1 year	385	468
Due between 1 and 2 years	364	387
Due between 2 and 3 years	323	371
Due between 3 and 4 years	278	336
Due between 4 and 5 years	249	286
Thereafter	1,642	1,963
Operating lease obligations	3,241	3,811
Future interest payable	(482)	(598)
Operating lease liabilities	2,759	3,213

Lessor, Lease income [Table Text Block]
Lease income
end of	2020	2019
Lease income (CHF million)
Interest income on sales-type leases	19	13
Interest income on direct financing leases	74	97
Lease income from operating leases	93	103
Variable lease income	0	3
Total lease income	186	216

Lessor, Net investment in leases [Table Text Block]
Net investments
	2020		2019
end of	Sales-type leases	Direct financing leases	Sales-type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	862	2,299	526	2,573
Unguaranteed residual values	43	188	28	440
Valuation allowances	(6)	(23)	(3)	(15)
Total net investments	899	2,464	551	2,998

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
	2020			2019
end of	Sales-type leases	Direct financing leases	Operating leases	Sales-type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	359	755	48	221	917	54
Due between 1 and 2 years	213	620	41	129	689	47
Due between 2 and 3 years	142	514	37	90	550	42
Due between 3 and 4 years	84	402	36	53	391	39
Due between 4 and 5 years	43	125	34	25	136	38
Thereafter	66	48	63	37	110	103
Total	907	2,464	259	555	2,793	323
Future interest receivable	(45)	(165)	–	(29)	(220)	–
Lease receivables	862	2,299	–	526	2,573	–

Bank
Lease, Cost [Table Text Block]	Lease costs
end of	2020	2019
Lease costs (CHF million)
Operating lease costs	305	324
Variable lease costs	45	37
Sublease income	(87)	(95)
Total lease costs	263	266

Lease, Other information pertaining to leases [Table Text Block]
Other information
end of	2020	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(340)	(400)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	32	100
Changes to right-of-use assets due to lease modifications for operating leases	26	214
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2020	2019
Operating leases
Remaining lease term (years)	10.4	10.7
Discount rate (%)	2.9	3.0

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities relating to operating lease arrangements
end of	2020	2019
Maturity (CHF million)
Due within 1 year	320	403
Due between 1 and 2 years	299	322
Due between 2 and 3 years	262	306
Due between 3 and 4 years	219	274
Due between 4 and 5 years	190	227
Thereafter	1,054	1,314
Operating lease obligations	2,344	2,846
Future interest payable	(363)	(458)
Operating lease liabilities	1,981	2,388

Lessor, Lease income [Table Text Block]
Lease income
end of	2020	2019
Lease income (CHF million)
Interest income on sales-type leases	19	13
Interest income on direct financing leases	74	97
Lease income from operating leases	107	119
Variable lease income	0	3
Total lease income	200	232

Lessor, Net investment in leases [Table Text Block]
Net investments
	2020		2019
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	862	2,299	526	2,573
Unguaranteed residual assets	43	188	28	440
Valuation allowances	(6)	(23)	(3)	(15)
Total net investments	899	2,464	551	2,998

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
	2020			2019
end of 2019	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	359	755	63	221	917	66
Due between 1 and 2 years	213	620	57	129	689	59
Due between 2 and 3 years	142	514	53	90	550	55
Due between 3 and 4 years	84	402	52	53	391	52
Due between 4 and 5 years	43	125	50	25	136	51
Thereafter	66	48	217	37	110	241
Total	907	2,464	492	555	2,793	524
Future interest receivable	(45)	(165)	–	(29)	(220)	–
Lease receivables	862	2,299	–	526	2,573	–